Income Statement - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Statement
Turnover		R 190,367	R 203,576	R 181,461
Materials, energy and consumables used		(90,109)	(90,589)	(76,606)
Selling and distribution costs		(8,388)	(7,836)	(7,060)
Maintenance expenditure		(10,493)	(10,227)	(9,163)
Employee-related expenditure		(30,667)	(29,928)	(27,468)
Exploration expenditure and feasibility costs		(608)	(663)	(352)
Depreciation and amortisation		(22,575)	(17,968)	(16,425)
Other expenses and income		(27,376)	(19,097)	(15,316)
Translation (losses)/gains		(6,542)	604	(11)
Other operating expenses and income		(20,834)	(19,701)	(15,305)
Equity accounted (losses)/profits, net of tax		(347)	1,074	1,443
Operating (loss)/profit before remeasurement items and Sasol Khanyisa share-based payment		(196)	28,342	30,514
Remeasurement items affecting operating profit		(110,834)	(18,645)	(9,901)
Sasol Khanyisa share-based payment affecting operating profit	[1]			(2,866)
(Loss)/earnings before interest and tax (EBIT)		(111,030)	9,697	17,747
Finance income		922	787	1,716
Finance costs		(7,303)	(1,253)	(3,759)
(Loss)/earnings before tax		(117,411)	9,231	15,704
Taxation		26,139	(3,157)	(5,558)
(Loss)/earnings for the year		(91,272)	6,074	10,146
Attributable to
Owners of Sasol Limited		(91,109)	4,298	8,729
Non-controlling interests in subsidiaries		(163)	1,776	1,417
(Loss)/earnings for the year		R (91,272)	R 6,074	R 10,146
Per share information
Basic (loss)/earnings per share (in rand per share)		R (147.45)	R 6.97	R 14.26
Diluted (loss)/earnings per share (in rand per share)		R (147.45)	R 6.93	R 14.18

[1]	2018 relates to the implementation of Sasol Khanyisa in relation to SOLBE1, Inzalo Public, Inzalo Groups and Khanyisa Public participants.